Derivative Instruments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014 Foreign Exchange [Member] Cash Flow Hedges [Member]	Mar. 31, 2014 Not Designated [Member]	Mar. 31, 2013 Not Designated [Member]	Mar. 31, 2014 Not Designated [Member] Foreign Exchange [Member] Fair Value Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net assets associated with foreign currency derivatives	$ 8.8	$ 1.8
Maturity period of derivatives (in months)	18 months
Derivative, Notional Amount			392.2			223.0
Hedges outstanding for British pounds			188.3			30.6
Hedges outstanding for Brazilian reals			118.1
Hedges outstanding for Singapore dollars			34.8
Hedges outstanding for Australian dollars			19.4			15.2
Hedges outstanding for Indonesian rupiah						19.1
Hedges outstanding for euros			22.6			109.7
Hedges outstanding for Swiss francs						25.7
Hedges outstanding for other currencies			9.0			22.7
Net gains on derivatives not designated as hedging instruments				(0.6)	(4.4)
Estimated amount of net gains associated with derivative instruments, net of tax	$ 4.3